Note 8 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per ADS and per ordinary share:
Income (Loss) Per Share

The table below presents basic and diluted earnings per share:

	Year ended December 31,
	2022	2023	2024
Basic earnings per share	$0.14	$1.72	$0.91
Diluted earnings per share	$0.14	$1.69	$0.90

The table below shows the calculations of basic and diluted weighted-average number of shares:

	Year ended December 31,
	2022	2023	2024
Issued shares at beginning of period	115,145,866	89,215,121	87,518,284
Effect of shares issued upon exercise of equity awards	790,476	1,003,925	944,983
Effect of share repurchases	(6,457,254)	(963,143)	—
Basic weighted-average number of shares in the period	109,479,088	89,255,903	88,463,267
Effect of unexercised equity awards	853,464	1,665,705	1,213,007
Diluted weighted-average number of shares in the period	110,332,552	90,921,608	89,676,274